RULE 497(J) CERTIFICATION



Date:  October 15, 1996

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Berger/BIAM Worldwide Funds Trust (the "Trust"), on behalf of each of its series known as the Berger/BIAM International Fund, the Berger/BIAM International Fund and the Berger/BIAM International CORE Fund (the "Funds"), respectively, hereby certifies that:

(1) the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Funds; and

(2) the text of Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 15, 1996.


                              BERGER/BIAM WORLDWIDE FUNDS TRUST
                              on behalf of each of its series known as the Berger/BIAM International Fund, the Berger/BIAM International Institutional
                              Fund and the Berger/BIAM International
                              CORE Fund



                              By:   Gerard M. Lavin
                                 --------------------------------
                                  Title:  President